Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Dates
30-Apr-2023
Actual/360 Days
28
30/360 Days
30
15-May-2023
15-May-2023
Collection Period No.
35
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Apr-2023
11-May-2023
12-May-2023
15-May-2023
17-Apr-2023
15-Apr-2023
Summary
Beginning
Balance
0.00
0.00
69,783,135.93
80,020,000.00
Principal
Payment
0.00
0.00
10,323,092.13
0.00
Ending
Balance
0.00
0.00
59,460,043.80
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
29.360330
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.169113
1.000000
149,803,135.93
139,480,043.80
10,323,092.13
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
177,014,283.00
5,213,296.06
182,227,579.06
27,211,147.07
166,691,190.87
4,819,721.16
171,510,912.03
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
31,983.94
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.090967
0.641667
Interest & Principal
Payment
0.00
0.00
10,355,076.07
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
29.451297
0.641667
$10,406,422.24
T
otal
$83,330.1

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
1
1,257,01
1.14
0.00
1
1,257,01
1.14
10,585,816.47
580,173.85
13,925.65
22,332.44
0.00
0.00
54,762.73
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
151,856.32
0.00
0.00
83,330.11
0.00
0.00
10,323,092.13
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
1
1,257,01
1.14
698,732.58
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
151,856.32
0.00
0.00
0.00
151,856.32
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
83,330.11
0.00
0.00
31,983.94
51,346.17
0.00
0.00
0.00
0.00
0.00
83,330.11
0.00
0.00
31,983.94
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
83,330.11
83,330.11
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
10,323,092.13
0.00
0.00
0.00
10,323,092.13
Aggregate Principal Distributabl
e
Amount
10,323,092.13
10,323,092.13
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,642.91
37,119.82
54,762.73
5,442,229.41
0.00
17,642.91
17,642.91
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Pool Statistics
Pool Data
4.04%
24.68
44.22
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
182,227,579.06
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
171,510,912.03
11,985
12,309
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
7,470,789.22
3,115,027.25
0.00
130,850.56
Pool Factor
15.25%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.51%
0.39%
0.06%
0.04%
100.00%
170,669,948.16
675,186.61
105,162.65
60,614.61
171,510,912.03
11,943
33
6
3
11,985
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.097%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,643.03
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.094%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,125,769.43
99,846.06
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
5
320
Losses
(1)
Amount
130,850.56
13,898.67
17,105.83
Number of Receivables
Number of Receivables
Amount
9,783,764.96
3,661,681.41
3,996,314.12
Current
Cumulative
0.189%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.677%
(0.093%)
(0.176%)
(0.032%)